Expense Example - Invesco Select Risk Moderately Conservative Investor Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	646	851	1,072	1,707	278	551	949	1,864	127	397	686	1,511	92	287	498	1,108	77	240	417	930	74	230	401	894	74	230	401	894